Financial Assets and Liabilities - Summary of movement of the obligation with preferred shareholders (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Of Movement Obligation With Preferred Shareholders [Line Items]
Beginning balance	R$ 387,044
Ending balance